MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the Fund found on page 17 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses	.04%
Total Annual Fund Operating Expenses	.64%
Expense Reimbursement	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.55%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .55% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$193	$345	$788
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-19-04

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	2.26%	2.41%	2.41%	2.41%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses	2.67%	2.82%	3.07%	3.32%
Expense Reimbursement	(2.30%)	(2.30%)	(2.30%)	(2.30%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.37%	.52%	.77%	1.02%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .37%, .52%, .77%, and 1.02% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$38	$551	$1,153	$2,786
Class M5	$53	$597	$1,229	$2,935
Class M4	$79	$673	$1,355	$3,177
Class M3	$104	$749	$1,479	$3,414
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2005)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2010 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.26%	.41%	.41%	.41%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses	.67%	.82%	1.07%	1.32%
Expense Reimbursement	(.30%)	(.30%)	(.30%)	(.30%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.37%	.52%	.77%	1.02%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .37%, .52%, .77%, and 1.02% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$38	$176	$336	$799
Class M5	$53	$224	$418	$978
Class M4	$79	$303	$553	$1,271
Class M3	$104	$381	$687	$1,557
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2010)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2015 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.34%	.49%	.49%	.49%
Acquired Fund Fees and Expenses	.44%	.44%	.44%	.44%
Total Annual Fund Operating Expenses	.78%	.93%	1.18%	1.43%
Expense Reimbursement	(.38%)	(.38%)	(.38%)	(.38%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.40%	.55%	.80%	1.05%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .40%, .55%, .80%, and 1.05% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$41	$201	$386	$921
Class M5	$56	$248	$468	$1,099
Class M4	$82	$327	$603	$1,389
Class M3	$107	$405	$736	$1,672
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2015)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2020 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.05%	.20%	.20%	.20%
Acquired Fund Fees and Expenses	.47%	.47%	.47%	.47%
Total Annual Fund Operating Expenses	.52%	.67%	.92%	1.17%
Expense Reimbursement	(.09%)	(.09%)	(.09%)	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.43%	.58%	.83%	1.08%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .43%, .58%, .83%, and 1.08% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$44	$155	$279	$642
Class M5	$59	$203	$362	$824
Class M4	$85	$282	$498	$1,121
Class M3	$110	$360	$633	$1,410
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2020)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2025 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.09%	.24%	.24%	.24%
Acquired Fund Fees and Expenses	.50%	.50%	.50%	.50%
Total Annual Fund Operating Expenses	.59%	.74%	.99%	1.24%
Expense Reimbursement	(.12%)	(.12%)	(.12%)	(.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.47%	.62%	.87%	1.12%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .47%, .62%, .87%, and 1.12% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$48	$174	$314	$723
Class M5	$63	$221	$397	$904
Class M4	$89	$300	$532	$1,199
Class M3	$114	$378	$666	$1,487
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2025)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2030 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.04%	.19%	.19%	.19%
Acquired Fund Fees and Expenses	.53%	.53%	.53%	.53%
Total Annual Fund Operating Expenses	.57%	.72%	.97%	1.22%
Expense Reimbursement	(.07%)	(.07%)	(.07%)	(.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.50%	.65%	.90%	1.15%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .50%, .65%, .90%, and 1.15% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$51	$174	$309	$705
Class M5	$66	$221	$392	$886
Class M4	$92	$300	$528	$1,182
Class M3	$117	$378	$662	$1,469
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2030)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2035 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.10%	.25%	.25%	.25%
Acquired Fund Fees and Expenses	.55%	.55%	.55%	.55%
Total Annual Fund Operating Expenses	.65%	.80%	1.05%	1.30%
Expense Reimbursement	(.13%)	(.13%)	(.13%)	(.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.52%	.67%	.92%	1.17%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .52%, .67%, .92%, and 1.17% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$53	$192	$346	$795
Class M5	$68	$239	$428	$975
Class M4	$94	$318	$563	$1,268
Class M3	$119	$396	$697	$1,553
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2035)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2040 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.05%	.20%	.20%	.20%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	.62%	.77%	1.02%	1.27%
Expense Reimbursement	(.08%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.54%	.69%	.94%	1.19%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .54%, .69%, .94%, and 1.19% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$55	$188	$336	$765
Class M5	$70	$236	$418	$945
Class M4	$96	$315	$553	$1,239
Class M3	$121	$393	$687	$1,525
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2040)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2045 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.12%	.27%	.27%	.27%
Acquired Fund Fees and Expenses	.58%	.58%	.58%	.58%
Total Annual Fund Operating Expenses	.70%	.85%	1.10%	1.35%
Expense Reimbursement	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.55%	.70%	.95%	1.20%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .55%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$205	$371	$853
Class M5	$72	$252	$453	$1,031
Class M4	$97	$331	$588	$1,323
Class M3	$122	$409	$721	$1,607
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2045)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2050 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.08%	.23%	.23%	.23%
Acquired Fund Fees and Expenses	.58%	.58%	.58%	.58%
Total Annual Fund Operating Expenses	.66%	.81%	1.06%	1.31%
Expense Reimbursement	(.11%)	(.11%)	(.11%)	(.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.55%	.70%	.95%	1.20%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .55%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$197	$354	$809
Class M5	$72	$245	$436	$989
Class M4	$97	$323	$571	$1,282
Class M3	$122	$402	$705	$1,567
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2050)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2055 Fund
(the “Fund”)
Supplement dated October 18, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective immediately, the following information replaces the information in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.24%	.39%	.39%	.39%
Acquired Fund Fees and Expenses	.58%	.58%	.58%	.58%
Total Annual Fund Operating Expenses	.82%	.97%	1.22%	1.47%
Expense Reimbursement	(.27%)	(.27%)	(.27%)	(.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.55%	.70%	.95%	1.20%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .55%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$228	$422	$982
Class M5	$72	$275	$503	$1,159
Class M4	$97	$353	$638	$1,447
Class M3	$122	$431	$770	$1,728
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (TRowe TD 2055)-19-03

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
(the “Funds”)
Supplement dated October 18, 2019 to the
Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2005 Fund found on page 10 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	2.26%	2.41%	2.41%	2.41%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses	2.67%	2.82%	3.07%	3.32%
Expense Reimbursement	(2.30%)	(2.30%)	(2.30%)	(2.30%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.37%	.52%	.77%	1.02%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .37%, .52%, .77%, and 1.02% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$38	$551	$1,153	$2,786
Class M5	$53	$597	$1,229	$2,935
Class M4	$79	$673	$1,355	$3,177
Class M3	$104	$749	$1,479	$3,414
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2010 Fund found on page 18 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.26%	.41%	.41%	.41%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses	.67%	.82%	1.07%	1.32%
Expense Reimbursement	(.30%)	(.30%)	(.30%)	(.30%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.37%	.52%	.77%	1.02%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .37%, .52%, .77%, and 1.02% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$38	$176	$336	$799
Class M5	$53	$224	$418	$978
Class M4	$79	$303	$553	$1,271
Class M3	$104	$381	$687	$1,557
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2015 Fund found on page 26 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.34%	.49%	.49%	.49%
Acquired Fund Fees and Expenses	.44%	.44%	.44%	.44%
Total Annual Fund Operating Expenses	.78%	.93%	1.18%	1.43%
Expense Reimbursement	(.38%)	(.38%)	(.38%)	(.38%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.40%	.55%	.80%	1.05%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .40%, .55%, .80%, and 1.05% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$41	$201	$386	$921
Class M5	$56	$248	$468	$1,099
Class M4	$82	$327	$603	$1,389
Class M3	$107	$405	$736	$1,672
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2020 Fund found on page 34 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.05%	.20%	.20%	.20%
Acquired Fund Fees and Expenses	.47%	.47%	.47%	.47%
Total Annual Fund Operating Expenses	.52%	.67%	.92%	1.17%
Expense Reimbursement	(.09%)	(.09%)	(.09%)	(.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.43%	.58%	.83%	1.08%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .43%, .58%, .83%, and 1.08% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$44	$155	$279	$642
Class M5	$59	$203	$362	$824
Class M4	$85	$282	$498	$1,121
Class M3	$110	$360	$633	$1,410
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2025 Fund found on page 42 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.09%	.24%	.24%	.24%
Acquired Fund Fees and Expenses	.50%	.50%	.50%	.50%
Total Annual Fund Operating Expenses	.59%	.74%	.99%	1.24%
Expense Reimbursement	(.12%)	(.12%)	(.12%)	(.12%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.47%	.62%	.87%	1.12%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .47%, .62%, .87%, and 1.12% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$48	$174	$314	$723
Class M5	$63	$221	$397	$904
Class M4	$89	$300	$532	$1,199
Class M3	$114	$378	$666	$1,487
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2030 Fund found on page 50 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.04%	.19%	.19%	.19%
Acquired Fund Fees and Expenses	.53%	.53%	.53%	.53%
Total Annual Fund Operating Expenses	.57%	.72%	.97%	1.22%
Expense Reimbursement	(.07%)	(.07%)	(.07%)	(.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.50%	.65%	.90%	1.15%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .50%, .65%, .90%, and 1.15% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$51	$174	$309	$705
Class M5	$66	$221	$392	$886
Class M4	$92	$300	$528	$1,182
Class M3	$117	$378	$662	$1,469
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2035 Fund found on page 58 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.10%	.25%	.25%	.25%
Acquired Fund Fees and Expenses	.55%	.55%	.55%	.55%
Total Annual Fund Operating Expenses	.65%	.80%	1.05%	1.30%
Expense Reimbursement	(.13%)	(.13%)	(.13%)	(.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.52%	.67%	.92%	1.17%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .52%, .67%, .92%, and 1.17% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$53	$192	$346	$795
Class M5	$68	$239	$428	$975
Class M4	$94	$318	$563	$1,268
Class M3	$119	$396	$697	$1,553
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2040 Fund found on page 66 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.05%	.20%	.20%	.20%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses	.62%	.77%	1.02%	1.27%
Expense Reimbursement	(.08%)	(.08%)	(.08%)	(.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.54%	.69%	.94%	1.19%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .54%, .69%, .94%, and 1.19% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$55	$188	$336	$765
Class M5	$70	$236	$418	$945
Class M4	$96	$315	$553	$1,239
Class M3	$121	$393	$687	$1,525
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2045 Fund found on page 74 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.12%	.27%	.27%	.27%
Acquired Fund Fees and Expenses	.58%	.58%	.58%	.58%
Total Annual Fund Operating Expenses	.70%	.85%	1.10%	1.35%
Expense Reimbursement	(.15%)	(.15%)	(.15%)	(.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.55%	.70%	.95%	1.20%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .55%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$205	$371	$853
Class M5	$72	$252	$453	$1,031
Class M4	$97	$331	$588	$1,323
Class M3	$122	$409	$721	$1,607
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2050 Fund found on page 82 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.08%	.23%	.23%	.23%
Acquired Fund Fees and Expenses	.58%	.58%	.58%	.58%
Total Annual Fund Operating Expenses	.66%	.81%	1.06%	1.31%
Expense Reimbursement	(.11%)	(.11%)	(.11%)	(.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.55%	.70%	.95%	1.20%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .55%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$197	$354	$809
Class M5	$72	$245	$436	$989
Class M4	$97	$323	$571	$1,282
Class M3	$122	$402	$705	$1,567
Effective immediately, the following information replaces the information for the MassMutual Select T. Rowe Price Retirement 2055 Fund found on page 90 of the Prospectus in the section titled Annual Fund Operating Expenses:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees	.00%	.00%	.00%	.00%
Distribution and Service (Rule 12b-1) Fees	None	None	.25%	.50%
Other Expenses	.24%	.39%	.39%	.39%
Acquired Fund Fees and Expenses	.58%	.58%	.58%	.58%
Total Annual Fund Operating Expenses	.82%	.97%	1.22%	1.47%
Expense Reimbursement	(.27%)	(.27%)	(.27%)	(.27%)
Total Annual Fund Operating Expenses after Expense Reimbursement(1)	.55%	.70%	.95%	1.20%
(1)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2021, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .55%, .70%, .95%, and 1.20% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$56	$228	$422	$982
Class M5	$72	$275	$503	$1,159
Class M4	$97	$353	$638	$1,447
Class M3	$122	$431	$770	$1,728
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRTD-19-04